Consolidated Statement of Comprehensive Income/Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Comprehensive Income/Loss
Net income/loss (-)	€ 149,845	€ (29,259)	€ (115,704)
Items that will not be reclassified subsequently to profit or loss:
Re-measurement of defined benefit obligation	(4,107)	(94)	(40)
Items that may be reclassified subsequently to profit or loss:
Fair value adjustment of financial assets available-for-sale			(220)
Translation differences, arisen from translating foreign activities	415	197	(664)
Other comprehensive income/loss (-), net of income tax	(3,692)	103	(924)
Total comprehensive income/loss (-) attributable to: Owners of the parent	€ 146,154	€ (29,155)	€ (116,629)